Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Non-interest bearing	$ 8,423	$ 6,974
NOW accounts	29,725	28,751
Regular savings, tax escrow and demand clubs	26,655	27,306
Money market	30,123	21,029
Individual retirement accounts	6,975	8,252
Certificates of deposit	81,033	93,249
Total Deposits	$ 182,934	$ 185,561